Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

Pay Versus Performance Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended April 30, 2022, 2023, 2024, 2025 and 2026, and our financial performance for each such fiscal year:
Fiscal Year	Summary Compensation Table Total for PEO Wahid Nawabi	Compensation Actually Paid to PEO Wahid Nawabi	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs1	AVAV Total Shareholder Return	Peer Group Total Shareholder Return2	Net Income ($ in thousands)	Revenue ($ in Thousands)3
2026	$15,253,775	$22,754,499	$2,218,742	$3,228,214	$176.70	$224.33	$(265,122.0)	$1,976,845
2025	$7,405,129	$6,571,539	$1,755,984	$1,367,691	$137.28	$162.85	$43,619.0	$820,627
2024	$7,602,053	$16,053,755	$1,649,861	$3,278,625	$144.78	$135.15	$59,666.0	$716,720
2023	$4,904,510	$6,973,761	$1,210,207	$1,219,831	$91.23	$107.12	$(176,167.0)	$540,536
2022	$3,524,268	$(1,040,038)	$1,184,605	$149,399	$72.77	$96.82	$(4,185.0)	$445,732

1.
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2026	Wahid Nawabi	Kevin McDonnell, Melissa Brown, Trace Stevenson, Mary Clum and Bradley Truesdell
2025	Wahid Nawabi	Kevin McDonnell, Melissa Brown, Trace Stevenson and Brett Hush
2024	Wahid Nawabi	Kevin McDonnell, Melissa Brown, Trace Stevenson and Brett Hush
2023	Wahid Nawabi	Kevin McDonnell, Melissa Brown and Alison Roelke
2022	Wahid Nawabi	Kevin McDonnell, Kenneth Karklin, Melissa Brown and Alison Roelke
The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our Chief Executive Officer or our other Named Executive Officers during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted in accordance with SEC rules. The adjustments for fiscal year 2026 are reflected in the table below:
	PEO 1	NEO
Prior FYE Current FYE Fiscal Year	4/30/2025 4/30/2026 2026	4/30/2025 4/30/2026 2026
SCT Total	$15,253,775	$2,218,742
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($13,339,715)	($1,465,100)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$9,051,866	$1,002,718
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$9,079,008	$1,098,867
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$2,709,566	$372,987
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Compensation Actually Paid	$22,754,499	$3,228,214
Adjustments include the following assumptions used to calculate the fair value of the awards at each valuation date in accordance with ASC 718: (i) for awards of restricted stock, adjustments reflected are based on the fair value of the awards as of the applicable valuation date calculated by multiplying the change in stock price at each fiscal year end presented by the number of shares of restricted stock outstanding on such valuation date, and (ii) for PRSU awards, adjustments reflected are based on the fair value of the awards as of the applicable valuation date calculated by multiplying the stock price at each fiscal year end by the number of PSUs outstanding and by the estimated probability of achieving the performance target that was used to calculate our ASC Topic 718 expense for each fiscal year. For additional information regarding the valuation assumptions used in the calculation of these amounts, refer to Notes 13 and 14 to the financial statements included in our annual report on Form 10-K for our fiscal year ended April 30, 2026, as filed with the SEC.
2.
For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the SPADE Defense Index, which is the peer group used by the company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the company’s Annual Report on Form 10-K for the fiscal year ended April 30, 2026.

3.
While we use numerous financial and non-financial performance measures for the purpose of evaluating performance when establishing compensation programs, we have determined that revenue is the financial performance measure that represents the most important performance measure (that is not otherwise required to be disclosed in the table) we use to link compensation actually paid to our Named Executive Officers for the most recently completed fiscal year to the company’s performance.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
Year	PEO	Non-PEO NEOs
2026	Wahid Nawabi	Kevin McDonnell, Melissa Brown, Trace Stevenson, Mary Clum and Bradley Truesdell
2025	Wahid Nawabi	Kevin McDonnell, Melissa Brown, Trace Stevenson and Brett Hush
2024	Wahid Nawabi	Kevin McDonnell, Melissa Brown, Trace Stevenson and Brett Hush
2023	Wahid Nawabi	Kevin McDonnell, Melissa Brown and Alison Roelke
2022	Wahid Nawabi	Kevin McDonnell, Kenneth Karklin, Melissa Brown and Alison Roelke

Peer Group Issuers, Footnote
2.
For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the SPADE Defense Index, which is the peer group used by the company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the company’s Annual Report on Form 10-K for the fiscal year ended April 30, 2026.

PEO Total Compensation Amount	$ 15,253,775	$ 7,405,129	$ 7,602,053	$ 4,904,510	$ 3,524,268
PEO Actually Paid Compensation Amount	$ 22,754,499	6,571,539	16,053,755	6,973,761	(1,040,038)
Adjustment To PEO Compensation, Footnote
	PEO 1	NEO
Prior FYE Current FYE Fiscal Year	4/30/2025 4/30/2026 2026	4/30/2025 4/30/2026 2026
SCT Total	$15,253,775	$2,218,742
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($13,339,715)	($1,465,100)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$9,051,866	$1,002,718
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$9,079,008	$1,098,867
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$2,709,566	$372,987
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Compensation Actually Paid	$22,754,499	$3,228,214

Non-PEO NEO Average Total Compensation Amount	$ 2,218,742	1,755,984	1,649,861	1,210,207	1,184,605
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,228,214	1,367,691	3,278,625	1,219,831	149,399
Adjustment to Non-PEO NEO Compensation Footnote
	PEO 1	NEO
Prior FYE Current FYE Fiscal Year	4/30/2025 4/30/2026 2026	4/30/2025 4/30/2026 2026
SCT Total	$15,253,775	$2,218,742
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($13,339,715)	($1,465,100)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$9,051,866	$1,002,718
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$9,079,008	$1,098,867
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$2,709,566	$372,987
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Compensation Actually Paid	$22,754,499	$3,228,214

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended April 30, 2026:
•
Revenue;

•
Orders

•
Adjusted EBITDA; and

•
Consolidated Cash Conversion (Company plan) and Free Cash Flow (Segment plans).

Total Shareholder Return Amount	$ 176.7	137.28	144.78	91.23	72.77
Peer Group Total Shareholder Return Amount	224.33	162.85	135.15	107.12	96.82
Net Income (Loss)	$ (265,122,000)	$ 43,619,000	$ 59,666,000	$ (176,167,000)	$ (4,185,000)
Company Selected Measure Amount	1,976,845	820,627	716,720	540,536	445,732
PEO Name	Wahid Nawabi
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description
3.
While we use numerous financial and non-financial performance measures for the purpose of evaluating performance when establishing compensation programs, we have determined that revenue is the financial performance measure that represents the most important performance measure (that is not otherwise required to be disclosed in the table) we use to link compensation actually paid to our Named Executive Officers for the most recently completed fiscal year to the company’s performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Orders
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Consolidated Cash Conversion (Company plan) and Free Cash Flow (Segment plans).
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,339,715)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,051,866
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,079,008
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,709,566
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,465,100)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,002,718
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,098,867
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	372,987
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0